Intangible Assets and Goodwill (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated amortization	¥ 14,039,968	¥ 13,052,565